Significant Accounting Policies - Schedule of Useful lives of Property Plant and Equipment (Detail)	48 Months Ended
Dec. 31, 2023
Leasehold improvements [member] | Bottom of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Leasehold improvements [member] | Top of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Computer equipment [member] | Bottom of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Computer equipment [member] | Top of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture, Equipment and Motor Vehicle [Member] | Bottom of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture, Equipment and Motor Vehicle [Member] | Top of range [member]
Disclosure of Useful Lives of Property Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years